Note 5 - Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	For the fiscal year ended 12/31/12		For the period from March 3, 2011 (inception) to 12/31/11
Current tax provision:
Federal
Taxable income	$-	$

Total current tax provision	$-	$

Deferred tax provision:
Federal
Loss carryforwards	$36,248		$9,455
Change in valuation allowance	(36,248)		(9,455)

Total deferred tax provision	$-		$-